SCHEDULE OF SEGMENT OPERATING (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024 [1]
Accounting Policies [Abstract]
Revenue	$ 8,523	$ 8,445	$ 9,394
Cost of revenue	(4,267)	(5,089)	(5,119)
Selling and distribution	(193)	(140)	$ (133)
General and administrative before salaries and related costs	(1,631)	(3,441)
Revenue of new containers	(755)	(1,127)
Segment operating (loss) income	$ 1,677	$ (1,352)

[1]	2024 figures were restated to recognize direct labor and overheads in the cost of revenue